PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Tax Claims (Details) R$ in Millions, ₴ in Billions			1 Months Ended																							3 Months Ended	12 Months Ended					60 Months Ended
	Dec. 31, 2023 USD ($)	May 17, 2016 USD ($)	Jan. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($) lawsuit	Sep. 30, 2023 USD ($)	Sep. 30, 2023 UAH (₴)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 BRL (R$)	Sep. 30, 2022 USD ($) lawsuit	Jul. 31, 2021 lawsuit	Dec. 31, 2020 USD ($)	Jan. 31, 2020 USD ($) case	Oct. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL (R$)	Jun. 30, 2014 USD ($)	Jun. 30, 2014 BRL (R$)	May 31, 2014 USD ($)	Jul. 31, 2015 USD ($) claim lawsuit	Dec. 31, 2023 USD ($) case	Dec. 31, 2022 USD ($)	Dec. 31, 2011 USD ($) claim	Dec. 31, 2010 USD ($)	Dec. 31, 2010 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Income tax payable	$ 185,000,000			$ 185,000,000																							$ 185,000,000	$ 202,000,000
Provisions	2,065,000,000			2,065,000,000																							2,065,000,000	2,407,000,000					$ 2,562,000,000
ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought										$ 24,000,000	R$ 114										$ 4,000,000	R$ 20	$ 5,000,000	R$ 23						$ 19,000,000	R$ 94
Number of lawsuits filed | lawsuit													4													5
Tax credits recognised in operating income																												300,000,000
ArcelorMittal Brasil S.A. | Tax Year 2018
Disclosure of other provisions [line items]
Income tax payable					$ 60,000,000
Tax assessment penalty									$ 16,000,000
Loss contingency, tax penalty sought, percentage of assessment									50.00%
ArcelorMittal México S.A. de C.V. | Tax Year 2008
Disclosure of other provisions [line items]
Tax assessment amount																											247,000,000
ArcelorMittal México S.A. de C.V. | Tax Year 2013
Disclosure of other provisions [line items]
Tax assessment amount																											$ 129,000,000
ArcelorMittal Las Truchas | Tax Year 2014
Disclosure of other provisions [line items]
Tax assessment amount	112,000,000
ArcelorMittal Kryvyi Rih
Disclosure of other provisions [line items]
Number of legal cases pending | case															3												1
Damages awarded						$ 90,000,000	₴ 3.4
ArcelorMittal Kryvyi Rih | Forecast
Disclosure of other provisions [line items]
Damages sought			$ 35,500
Tax claims
Disclosure of other provisions [line items]
Income tax payable	50,000,000			50,000,000																							$ 50,000,000
Provisions	$ 81,000,000			81,000,000																							$ 81,000,000	$ 73,000,000					$ 79,000,000
Tax claims | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought									$ 156,000,000
Value Added Tax | SOL Coqueria Tubarão S.A.
Disclosure of other provisions [line items]
Number of tax assessments or claims | claim																													21
Damages sought																													$ 30,000,000
Period with series of decisions and appeals												10 years
Value Added Tax | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of tax assessments or claims					2							1														9
Damages sought		$ 128,000,000		1,000,000	$ 9,000,000							$ 4,000,000														$ 89,000,000
New claims filed, partially reduced | case																											4
Number of leading cases, strengthening defenses | case																											2
Value Added Tax | ArcelorMittal Brasil S.A. | Pending
Disclosure of other provisions [line items]
Damages sought				$ 73,000,000
Corporate income tax and social contributions on net profits | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought																													$ 500,000,000
Tax assessments related to amortization of goodwill | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought														$ 44,000,000				$ 126,000,000
Possible write off of net operating loss carryforward																				$ 68,000,000
Write-off of net operating loss carry forward																		$ 22,000,000
Credits for social security taxes | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Damages sought																																$ 46,000,000
Tax credits on interstate sales of electricity | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Damages sought																				$ 58,000,000					$ 40,000,000
Retroactive application of new law | ArcelorMittal Comercializadora de Energia
Disclosure of other provisions [line items]
Reduction in tax assessment																	$ 7,000,000		$ 12,000,000
Ukranian tax audit | ArcelorMittal Kryvyi Rih
Disclosure of other provisions [line items]
Damages sought																$ 278,000,000
Reduction in tax assessment								$ 50,000							$ 128,000,000